Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash and cash equivalents	¥ 18,830	¥ 59,045